Reporting Entity - Summary of Information of Subsidiaries having Significant Non controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Current assets	₩ 9,503,186	₩ 9,444,035
Non-current assets	26,256,112	26,241,984
Current liabilities	13,885,028	13,961,520
Non-current liabilities	13,103,726	10,405,272
Book value of non-controlling interests	1,538,362	1,439,638
Revenue	21,330,819	26,151,781	₩ 29,878,043
Profit (loss) for the year	(2,576,729)	(3,195,585)	1,333,544
Profit(Loss) attributable to non-controlling interests	157,013	(124,020)	147,362
Cash flows from operating activities	1,682,748	3,011,020	5,753,446
Cash flows from investing activities	(2,589,336)	(6,700,169)	(4,263,080)
Cash flows from financing activities	1,350,863	1,946,024	(2,466,136)
Effect of exchange rate fluctuations on cash held	(11,402)	26,177	299,268
Beginning Balance	1,824,649	3,541,597	4,218,099
Ending Balance	2,257,522	1,824,649	3,541,597
Dividends distributed to non-controlling interests	(34,098)	(60,206)
Non-controlling interests [member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Profit (loss) for the year	₩ 157,013	₩ (124,020)	₩ 147,362
Non-controlling interests [member] | L G Display China Co Ltd [member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Percentage of ownership in non-controlling interest(%)	30.00%	30.00%	30.00%
Current assets	₩ 1,908,790	₩ 1,916,867	₩ 1,987,880
Non-current assets	501,340	575,020	663,181
Current liabilities	275,264	336,575	324,075
Non-current liabilities	560	1,419	31,466
Net assets	2,134,306	2,153,893	2,295,520
Book value of non-controlling interests	640,322	646,199	680,757
Revenue	1,145,472	1,921,939	2,175,878
Profit (loss) for the year	108,801	133,486	380,788
Profit(Loss) attributable to non-controlling interests	32,640	39,981	114,301
Cash flows from operating activities	426,643	486,103	890,435
Cash flows from investing activities	(225,456)	(371,454)	(619,615)
Cash flows from financing activities	(153,664)	(223,222)	(439,390)
Effect of exchange rate fluctuations on cash held	(972)	2,347	23,538
Net increase (decrease) in cash and cash equivalents	46,551	(106,226)	(145,032)
Beginning Balance	25,544	131,770	276,802
Ending Balance	72,095	25,544	131,770
Dividends distributed to non-controlling interests	₩ 34,098	₩ 56,056	₩ 0
Non-controlling interests [member] | LG Display High Tech China Co Ltd [Member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Percentage of ownership in non-controlling interest(%)	30.00%	30.00%	30.00%
Current assets	₩ 3,796,310	₩ 2,112,295	₩ 1,551,346
Non-current assets	2,621,361	3,546,253	5,252,614
Current liabilities	978,596	820,041	1,261,412
Non-current liabilities	2,586,633	2,323,249	2,452,327
Net assets	2,852,442	2,515,258	3,090,221
Book value of non-controlling interests	854,346	753,191	925,848
Revenue	2,432,838	2,766,043	2,817,308
Profit (loss) for the year	374,836	(561,016)	125,446
Profit(Loss) attributable to non-controlling interests	112,451	(168,474)	37,803
Cash flows from operating activities	777,354	153,043	709,243
Cash flows from investing activities	(979,167)	424,405	(315,176)
Cash flows from financing activities	365,898	(455,746)	(665,170)
Effect of exchange rate fluctuations on cash held	(3,571)	(7,471)	19,972
Net increase (decrease) in cash and cash equivalents	160,514	114,231	(251,131)
Beginning Balance	153,561	39,330	290,461
Ending Balance	₩ 314,075	₩ 153,561	₩ 39,330